EMPLOYMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYMENT COSTS
Schedule of Employement Cost
	2025	2024
Exploration and evaluation
Salaries and benefits	$1,638	$1,486
Amounts paid for services by HDSI personnel (note 8(b))	438	285
	2,076	1,771
General and administrative
Salaries and benefits	1,409	1,386
Amounts paid for services by HDSI personnel (note 8(b))	2,531	2,451
	3,940	3,837

Share-based payments	1,452	27
	$7,468	$5,635